SUPPLEMENTARY CASH FLOWS INFORMATION (Tables)	12 Months Ended
Mar. 31, 2026
Cash Flow Statement [Abstract]
Disclosure of Analysis of Non-Cash Working Capital
Changes in non-cash working capital are as follows:

	2026	2025
Accounts receivable	$(4.0)	$76.4
Contract assets	4.5	77.1
Inventories	135.8	(11.0)
Prepayments	(7.4)	(10.2)
Income taxes	(16.2)	(53.8)
Accounts payable and accrued liabilities	(258.1)	54.1
Provisions	4.5	(9.7)
Contract liabilities	103.2	74.2
	$(37.7)	$197.1

Disclosure of Supplemental Cash Flow Information	Supplemental information:

	2026	2025
Interest paid	$188.7	$201.7
Interest received	18.5	20.9
Income taxes paid	49.9	101.4